Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares Issued	20,278,400	17,213,500
Common Stock, Shares Outstanding	20,278,400	17,213,500